Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

Administrator Class

Supplement dated February 5, 2010, to the Prospectus dated February 1, 2010, as supplemented on February 1, 2010.

This supplement contains important information about the Large Cap Appreciation Fund (“the Fund”).

Effective immediately, on page 37 of the Fund’s Prospectus, in the Average Annual Total Returns table, the Life of Fund value for the Russell® 1000 Growth Index is 1.35%.

EGAM020/P903SP